Consolidated statements of changes in equity (CHF) In Millions, unless otherwise specified		Total	Total shareholders' equity	Common shares and participation certificates	Additional paid-in capital		Retained earnings	Treasury shares, at cost		Accumulated other comprehensive income	Noncontrolling interests
Balance at Dec. 31, 2012		42,161	34,767	4,400	28,686		13,637	0		(11,956)	7,394
Increase (decrease) in shareholders' equity
Purchase of subsidiary shares from noncontrolling interests, not changing ownership		(606)									(606)
Sale of subsidiary shares to noncontrolling interests, not changing ownership		333									333
Net income/(loss)		2,414	1,879				1,879				535
Total other comprehensive income/(loss), net of tax		769	539							539	230
Share-based compensation, net of tax		(382)	(381)		(381)						(1)
Dividends on share-based compensation, net of tax		(88)	(88)		(88)
Dividends paid		(147)	(124)				(124)
Cash dividends paid to noncontrolling interest holders											(23)
Changes in redeemable noncontrolling interests, decrease		(5)	(5)		(5)
Change in scope of consolidation, net		8									8
Balance at Jun. 30, 2013		44,457	36,587	4,400	28,212		15,392	0		(11,417)	7,870
Balance at Dec. 31, 2013		43,563	39,992	4,400	34,617		15,169	0	[1]	(14,194)	3,571
Increase (decrease) in shareholders' equity
Purchase of subsidiary shares from noncontrolling interests, not changing ownership	[2],[3]	(369)									(369)
Sale of subsidiary shares to noncontrolling interests, not changing ownership	[3]	36									36
Net income/(loss)		313	129				129				184
Total other comprehensive income/(loss), net of tax		(163)	(139)							(139)	(24)
Share-based compensation, net of tax		(708)	(707)		(707)	[4]					(1)
Dividends on share-based compensation, net of tax		(39)	(39)		(39)
Dividends paid		(59)	(38)				(38)
Cash dividends paid to noncontrolling interest holders											(21)
Changes in redeemable noncontrolling interests, increase		2	2		2
Change in scope of consolidation, net		(2,366)									(2,366)
Other		(1)	(1)		(1)
Balance at Jun. 30, 2014		40,209	39,199	4,400	33,872		15,260	0	[1]	(14,333)	1,010

[1]	Reflects Credit Suisse Group shares which are reported as treasury shares. Those shares are held to economically hedge share award obligations.
[2]	Distributions to owners in funds include the return of original capital invested and any related dividends.
[3]	Transactions with and without ownership changes related to fund activity are all displayed under "not changing ownership".
[4]	Includes a net tax charge of CHF (36) million from the excess recognized compensation expense over fair value of shares delivered.